Statutory Reserves and Restricted Net Assets - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 890,708	$ 653,334	$ 498,688
Prepayments and other current assets	16,486	16,179
Total current assets	1,023,211	903,016
Non-current assets:
Total non-current assets	109,303	200,764
Total assets	1,132,514	1,103,780
Liabilities
Accruals and other current liabilities	33,261	33,024
Other current liabilities	1,979	1,788
Other non-current liabilities		767
Total liabilities	109,909	96,332
Shareholders' equity:
Treasury stock (US$0.00005 par value; 8,785,711 and 245,361 shares as of December 31, 2024 and 2025, respectively)	(12)	(15,726)
Additional paid-in capital	1,549,389	1,612,712
Accumulated other comprehensive loss	(14,842)	(19,716)
Accumulated deficit	(511,961)	(569,851)
Total shareholders' equity	1,022,605	1,007,448	$ 970,565	$ 962,167
Total liabilities and shareholders' equity	1,132,514	1,103,780
Ordinary shares
Shareholders' equity:
Ordinary shares
Class A ordinary shares
Shareholders' equity:
Ordinary shares	27	25
Class B ordinary shares
Shareholders' equity:
Ordinary shares	4	4
Reportable Legal Entities | Parent Company
Current assets:
Cash and cash equivalents	512	96
Prepayments and other current assets	92	549
Total current assets	200,549	272,804
Non-current assets:
Investment in subsidiaries and VIE	823,856	740,268
Total non-current assets	823,856	740,268
Total assets	1,024,405	1,013,072
Liabilities
Accruals and other current liabilities	1,800	4,857
Other non-current liabilities		767
Total liabilities	1,800	5,624
Shareholders' equity:
Treasury stock (US$0.00005 par value; 8,785,711 and 245,361 shares as of December 31, 2024 and 2025, respectively)	(12)	(15,726)
Additional paid-in capital	1,549,389	1,612,712
Accumulated other comprehensive loss	(14,842)	(19,716)
Accumulated deficit	(511,961)	(569,851)
Total shareholders' equity	1,022,605	1,007,448
Total liabilities and shareholders' equity	1,024,405	1,013,072
Reportable Legal Entities | Parent Company | Related Party
Current assets:
Amounts due from subsidiaries	199,945	272,159
Reportable Legal Entities | Class A ordinary shares | Parent Company
Shareholders' equity:
Ordinary shares	27	25
Reportable Legal Entities | Class B ordinary shares | Parent Company
Shareholders' equity:
Ordinary shares	$ 4	$ 4